Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Beginning balance	$ 2,998
Ending balance	4,267	$ 2,998
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	2,998
Ending balance	4,267	2,998
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	2,617
Ending balance	3,807	2,617
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	381
Ending balance	460	381
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	142	105
Net remeasurement of loss allowance	27	17
Loan originations	26	34
Loan purchases	31
Derecognitions and maturities	(13)	(12)
Model changes	44	7
Total PCL	115	46
Write-offs	(10)	(5)
Recoveries of previous write-offs	7	7
Foreign exchange and other	(20)	(11)
Ending balance	234	142
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	517	576
Net remeasurement of loss allowance	483	66
Loan originations	64	92
Loan purchases	179
Derecognitions and maturities	(77)	(61)
Model changes	(34)	(22)
Total PCL	615	75
Write-offs	(371)	(205)
Recoveries of previous write-offs	74	80
Foreign exchange and other	(29)	(9)
Ending balance	806	517
Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	365	359
Net remeasurement of loss allowance	436	154
Loan originations	78	54
Loan purchases	25
Derecognitions and maturities	(43)	(28)
Model changes	0	12
Total PCL	496	192
Write-offs	(436)	(249)
Recoveries of previous write-offs	103	78
Foreign exchange and other	(32)	(15)
Ending balance	496	365
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,974	1,918
Net remeasurement of loss allowance	597	(86)
Loan originations	280	488
Loan purchases	470
Derecognitions and maturities	(319)	(391)
Model changes	(68)	(13)
Total PCL	960	(2)
Write-offs	(372)	(153)
Recoveries of previous write-offs	81	50
Foreign exchange and other	88	161
Ending balance	2,731	1,974
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,031
Ending balance	1,524	1,031
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	837
Ending balance	1,264	837
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	194
Ending balance	260	194
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	59	46
Transfer to Stage 1	92	39
Transfer to Stage 2	(18)	(4)
Transfer to Stage 3	(1)
Net remeasurement of loss allowance	(94)	(52)
Loan originations	26	34
Loan purchases	31
Derecognitions and maturities	(4)	(5)
Model changes	(19)	2
Total PCL	13	14
Foreign exchange and other	1	(1)
Ending balance	73	59
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	111	128
Transfer to Stage 1	265	230
Transfer to Stage 2	(52)	(41)
Transfer to Stage 3	(18)	(5)
Net remeasurement of loss allowance	(264)	(263)
Loan originations	58	92
Loan purchases	179
Derecognitions and maturities	(34)	(22)
Model changes	(26)	(9)
Total PCL	108	(18)
Foreign exchange and other	1	1
Ending balance	220	111
Stage One [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	115	114
Transfer to Stage 1	172	149
Transfer to Stage 2	(45)	(34)
Transfer to Stage 3	(3)	(2)
Net remeasurement of loss allowance	(146)	(156)
Loan originations	77	54
Loan purchases	25
Derecognitions and maturities	(7)	(5)
Model changes		(6)
Total PCL	73
Foreign exchange and other		1
Ending balance	188	115
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	746	662
Transfer to Stage 1	306	313
Transfer to Stage 2	(173)	(166)
Transfer to Stage 3	(25)	(1)
Net remeasurement of loss allowance	(446)	(437)
Loan originations	276	488
Loan purchases	470
Derecognitions and maturities	(126)	(223)
Model changes	(17)	19
Total PCL	265	(7)
Foreign exchange and other	32	91
Ending balance	1,043	746
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,410
Ending balance	2,048	1,410
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,236
Ending balance	1,859	1,236
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	174
Ending balance	189	174
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	67	40
Transfer to Stage 1	(92)	(37)
Transfer to Stage 2	27	10
Transfer to Stage 3	(12)	(7)
Net remeasurement of loss allowance	106	61
Derecognitions and maturities	(9)	(7)
Model changes	63	5
Total PCL	83	25
Foreign exchange and other	1	2
Ending balance	151	67
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	304	357
Transfer to Stage 1	(254)	(221)
Transfer to Stage 2	93	71
Transfer to Stage 3	(104)	(82)
Net remeasurement of loss allowance	438	226
Loan originations	6
Derecognitions and maturities	(43)	(39)
Model changes	(8)	(13)
Total PCL	128	(58)
Foreign exchange and other	2	5
Ending balance	434	304
Stage Two [Member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	250	245
Transfer to Stage 1	(172)	(149)
Transfer to Stage 2	45	34
Transfer to Stage 3	(147)	(114)
Net remeasurement of loss allowance	366	236
Loan originations	1
Derecognitions and maturities	(36)	(23)
Model changes		18
Total PCL	57	2
Foreign exchange and other	1	3
Ending balance	308	250
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	789	855
Transfer to Stage 1	(291)	(267)
Transfer to Stage 2	236	243
Transfer to Stage 3	(161)	(52)
Net remeasurement of loss allowance	735	127
Loan originations	4
Derecognitions and maturities	(193)	(168)
Model changes	(51)	(32)
Total PCL	279	(149)
Foreign exchange and other	87	83
Ending balance	1,155	789
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	557
Ending balance	695	557
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	544
Ending balance	684	544
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	13
Ending balance	11	13
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	16	19
Transfer to Stage 1		(2)
Transfer to Stage 2	(9)	(6)
Transfer to Stage 3	13	7
Net remeasurement of loss allowance	15	8
Total PCL	19	7
Write-offs	(10)	(5)
Recoveries of previous write-offs	7	7
Foreign exchange and other	(22)	(12)
Ending balance	10	16
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	102	91
Transfer to Stage 1	(11)	(9)
Transfer to Stage 2	(41)	(30)
Transfer to Stage 3	122	87
Net remeasurement of loss allowance	309	103
Total PCL	379	151
Write-offs	(371)	(205)
Recoveries of previous write-offs	74	80
Foreign exchange and other	(32)	(15)
Ending balance	152	102
Stage three [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	150	116
Net remeasurement of loss allowance	216	74
Total PCL	366	190
Write-offs	(436)	(249)
Recoveries of previous write-offs	103	78
Foreign exchange and other	(33)	(19)
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	439	401
Transfer to Stage 1	(15)	(46)
Transfer to Stage 2	(63)	(77)
Transfer to Stage 3	186	53
Net remeasurement of loss allowance	308	224
Total PCL	416	154
Write-offs	(372)	(153)
Recoveries of previous write-offs	81	50
Foreign exchange and other	(31)	(13)
Ending balance	$ 533	$ 439